Debt and standby letters of credit facilities - Revolving Credit Facility (Details) - Revolving Credit Facility - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2019
Line of Credit Facility [Line Items]
Term of credit facility	3 years
Borrowing capacity	$ 300.0
Outstanding amount		$ 0.0